Operating Leases (Details) - USD ($)					12 Months Ended
	Jun. 09, 2021	Sep. 01, 2020	Mar. 03, 2017	May 14, 2014	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019	Jun. 13, 2018
Operating Leases (Details) [Line Items]
Renewal term		5 years
Operating lease liability	$ 361,158
Kyle's [Member]
Operating Leases (Details) [Line Items]
Lease rent, description		The lease is for a term of five years, with an option for a renewal term of five years, and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60.
Lease term		5 years
Interest rate on unpaid amount	18.00%	12.00%
Lease term description	The lease is for a term of five years and two months, with an option for a renewal term of five years.
Operating lease liability					$ 357,985	$ 670,301
Lease term		5 years
Asien's [Member]
Operating Leases (Details) [Line Items]
Office and showroom space	$ 11,665				11,665
Neese [Member]
Operating Leases (Details) [Line Items]
Interest rate on unpaid amount			18.00%
Operating lease liability					501,827		$ 565,080
Lease term			10 years	5 years
Operating lease base rent			$ 8,333
Salary or rent not payable								$ 100,000
Long-term accrued liability					300,000
Operating lease liabilities					$ 100,000
Lease annual payment				$ 11,830